Fair Value Measurements -- Assets at FV Recurring Basis (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Assets
Available-for-sale securities	$ 1,742,000,000	$ 1,729,000,000
Trading securities	129,000,000	137,000,000
Preferred stock	6,000,000	6,000,000
Total investment securities	1,872,000,000	1,867,000,000
Other securities	129,000,000	128,000,000
Transfer from Level 1 Assets to Level 2	0
Transfer from Level 2 Assets to Level 1	0
Transfer from Level 1 Liabilities to Level 2	0
Transfers from Level 2 Liabilities to Level 1	0
Bonds:
Assets
Available-for-sale securities	1,703,000,000	1,691,000,000
Trading securities	123,000,000	131,000,000
U.S. government and government sponsored entities
Assets
Available-for-sale securities	106,000,000	111,000,000
Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	144,000,000	140,000,000
Corporate debt
Assets
Available-for-sale securities	1,042,000,000	999,000,000
Trading securities	116,000,000	124,000,000
Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	118,000,000	128,000,000
Trading securities	2,000,000	2,000,000
Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	116,000,000	116,000,000
Trading securities	2,000,000	2,000,000
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	55,000,000	71,000,000
Preferred stock
Assets
Available-for-sale securities	13,000,000	13,000,000
Other Long-term Investments
Assets
Available-for-sale securities	2,000,000	2,000,000
Common stocks
Assets
Available-for-sale securities	24,000,000	23,000,000
Total Fair Value
Assets
Cash and cash equivalents	716,000,000	939,000,000
Total investment securities	1,872,000,000	1,867,000,000
Portion at Other than Fair Value Measurement | Common stocks
Assets
Available-for-sale securities	1,000,000	1,000,000
Fair Value Measurements Using Level 1
Assets
Cash and cash equivalents	709,000,000	939,000,000
Total investment securities	37,000,000	36,000,000
Fair Value Measurements Using Level 2
Assets
Cash and cash equivalents	7,000,000	0
Total investment securities	1,832,000,000	1,829,000,000
Fair Value Measurements Using Level 3
Assets
Total investment securities	3,000,000	2,000,000
Fair Value, Measurements, Recurring
Assets
Other securities		128,000,000
Fair Value, Measurements, Recurring | Preferred stock
Assets
Preferred stock	6,000,000	6,000,000
Fair Value, Measurements, Recurring | Total Fair Value
Assets
Cash equivalents in mutual funds	164,000,000	240,000,000
Cash and cash equivalents	7,000,000
Available-for-sale securities	1,742,000,000	1,729,000,000
Trading securities	129,000,000	137,000,000
Total investment securities	1,871,000,000	1,866,000,000
Restricted cash in mutual funds	210,000,000	277,000,000
Total	2,252,000,000	2,383,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Bonds:
Assets
Available-for-sale securities	1,703,000,000	1,691,000,000
Fair Value, Measurements, Recurring | Total Fair Value | U.S. government and government sponsored entities
Assets
Available-for-sale securities	106,000,000	111,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	144,000,000	140,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	122,000,000	126,000,000
Trading securities	3,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Non-U.S. government and government sponsored entities
Assets
Trading securities		3,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Corporate debt
Assets
Available-for-sale securities	1,042,000,000	999,000,000
Trading securities	116,000,000	124,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	118,000,000	128,000,000
Trading securities	2,000,000	2,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	116,000,000	116,000,000
Trading securities	2,000,000	2,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	55,000,000	71,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Preferred stock
Assets
Available-for-sale securities	13,000,000	13,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Other Long-term Investments
Assets
Available-for-sale securities	2,000,000	2,000,000
Fair Value, Measurements, Recurring | Total Fair Value | Common stocks
Assets
Available-for-sale securities	24,000,000	23,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1
Assets
Cash equivalents in mutual funds	164,000,000	240,000,000
Available-for-sale securities	30,000,000	29,000,000
Trading securities	7,000,000	6,000,000
Total investment securities	37,000,000	35,000,000
Restricted cash in mutual funds	210,000,000	277,000,000
Total	411,000,000	552,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Bonds:
Assets
Trading securities	1,000,000	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Non-US government and government sponsored entities [Member]
Assets
Trading securities	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Corporate debt
Assets
Trading securities	1,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Residential mortgage-backed securities (“RMBS”)
Assets
Trading securities	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Commercial mortgage-backed securities (“CMBS”)
Assets
Trading securities	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Preferred stock
Assets
Available-for-sale securities	6,000,000	6,000,000
Preferred stock	6,000,000	6,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1 | Common stocks
Assets
Available-for-sale securities	24,000,000	23,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Assets
Cash and cash equivalents	7,000,000
Available-for-sale securities	1,710,000,000	1,698,000,000
Trading securities	122,000,000	131,000,000
Total investment securities	1,832,000,000	1,829,000,000
Total	1,839,000,000	1,829,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Bonds:
Assets
Available-for-sale securities	1,703,000,000	1,691,000,000
Trading securities	122,000,000	131,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | U.S. government and government sponsored entities
Assets
Available-for-sale securities	106,000,000	111,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Obligations of states, municipalities, and political subdivisions
Assets
Available-for-sale securities	144,000,000	140,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	122,000,000	126,000,000
Trading securities	3,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Non-U.S. government and government sponsored entities
Assets
Trading securities		3,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Corporate debt
Assets
Available-for-sale securities	1,042,000,000	999,000,000
Trading securities	115,000,000	124,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	118,000,000	128,000,000
Trading securities	2,000,000	2,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	116,000,000	116,000,000
Trading securities	2,000,000	2,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities	55,000,000	71,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2 | Preferred stock
Assets
Available-for-sale securities	7,000,000	7,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Assets
Available-for-sale securities	2,000,000	2,000,000
Trading securities	0	0
Total investment securities	2,000,000	2,000,000
Total	2,000,000	2,000,000
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Bonds:
Assets
Available-for-sale securities	0	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Corporate debt
Assets
Available-for-sale securities	0	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Residential mortgage-backed securities (“RMBS”)
Assets
Available-for-sale securities	0	0
Trading securities	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Commercial mortgage-backed securities (“CMBS”)
Assets
Available-for-sale securities	0	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Assets
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Preferred stock
Assets
Available-for-sale securities	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3 | Other Long-term Investments
Assets
Available-for-sale securities	$ 2,000,000	$ 2,000,000